Schedule II - Condensed Financial Information of Parent - Financing Agreements (Details) (USD $)	3 Months Ended		12 Months Ended																															12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Unsecured and Uncommitted	Dec. 31, 2012 Unsecured and Uncommitted	Mar. 31, 2013 Unsecured and Committed	Dec. 31, 2012 Unsecured and Committed	Mar. 31, 2013 Secured facilities	Dec. 31, 2012 Secured facilities	Mar. 31, 2013 Term Loan 2.21% Syndicated Bank term Loan, Due 2014		Dec. 31, 2012 Term Loan 2.21% Syndicated Bank term Loan, Due 2014		Dec. 31, 2011 Term Loan 2.21% Syndicated Bank term Loan, Due 2014		Mar. 31, 2013 Senior Notes 5.5% Senior Notes, due 2022	Dec. 31, 2012 Senior Notes 5.5% Senior Notes, due 2022	Jul. 13, 2012 Senior Notes 5.5% Senior Notes, due 2022	Dec. 31, 2011 Senior Notes 5.5% Senior Notes, due 2022	Mar. 31, 2013 ING Bank	Dec. 31, 2012 ING Bank	Mar. 31, 2013 Commercial paper	Dec. 31, 2012 Commercial paper	Dec. 31, 2011 Commercial paper	Mar. 31, 2013 Current portion of long-term debt		Dec. 31, 2012 Current portion of long-term debt		Dec. 31, 2011 Current portion of long-term debt		Dec. 31, 2012 Parent Issuer		Dec. 31, 2011 Parent Issuer	Dec. 31, 2010 Parent Issuer	Mar. 31, 2013 Parent Issuer	Dec. 31, 2012 Parent Issuer Unsecured and Uncommitted	Dec. 31, 2012 Parent Issuer Unsecured and Committed	Dec. 31, 2012 Parent Issuer Secured facilities	Dec. 31, 2012 Parent Issuer Term Loan 2.21% Syndicated Bank term Loan, Due 2014	Dec. 31, 2011 Parent Issuer Term Loan 2.21% Syndicated Bank term Loan, Due 2014	Dec. 31, 2012 Parent Issuer Senior Notes 5.5% Senior Notes, due 2022	Dec. 31, 2011 Parent Issuer Senior Notes 5.5% Senior Notes, due 2022	Dec. 31, 2012 Parent Issuer ING Bank	Dec. 31, 2012 Parent Issuer Commercial paper	Dec. 31, 2011 Parent Issuer Commercial paper	Dec. 31, 2012 Parent Issuer Subsidiaries	Dec. 31, 2011 Parent Issuer Subsidiaries	Dec. 31, 2012 Parent Issuer Current portion of long-term debt	Dec. 31, 2011 Parent Issuer Current portion of long-term debt
Debt Instrument [Line Items]
Short-term debt	$ 321,200,000		$ 1,064,600,000		$ 1,054,600,000																				$ 4,000,000	$ 192,000,000	$ 554,600,000	$ 317,200,000	[1]	$ 872,600,000	[1],[2],[3]	$ 500,000,000	[2],[3]	$ 886,100,000		$ 2,911,000,000		$ 525,700,000									$ 192,000,000	$ 554,600,000	$ 319,100,000	$ 2,356,400,000	$ 375,000,000	$ 0
Weighted Average Rate																									1.10%	1.22%	1.19%	4.19%	[1]	2.42%	[1],[2],[3]	0.49%	[2],[3]														1.22%	1.19%	0.19%	0.30%	2.21%	0.00%
Commercial paper																							3,000,000,000	3,000,000,000																						3,000,000,000
Total	3,758,000,000		4,043,700,000		1,843,100,000								425,000,000	[4]	1,350,000,000	[3],[4]	0	[3]	849,600,000	849,600,000		0												2,199,600,000		0						1,350,000,000	0	849,600,000	0
Less: Current portion of long-term debt	317,200,000		872,600,000		500,000,000																													375,000,000		0
Total			3,178,100,000																															1,825,000,000
Annual interest rate on loan			2.25%										2.20%		2.21%				5.50%	5.50%	5.50%																					2.21%		5.50%
Maturities of Long-term Debt [Abstract]
2013			0	[5]																														0	[5]
2014			975,000,000																															975,000,000
2015			0																															0
2016			500,000,000																															0
2017			0																															0
Thereafter			1,703,100,000																															850,000,000
Utilization	8,506,200,000		8,191,300,000				1,742,700,000	1,757,800,000	6,493,800,000	6,163,800,000	269,700,000	269,700,000											2,724,200,000	2,720,200,000										5,600,000,000					1,900,000,000	8,100,000,000	10,000,000
Capacity	12,628,300,000		12,628,300,000				3,407,100,000	3,407,100,000	8,946,200,000	8,946,200,000	275,000,000	275,000,000											4,480,000,000	4,480,000,000										10,000,000,000
Payments of financing costs	$ 45,400,000	$ 55,200,000	$ 223,200,000		$ 103,400,000	$ 104,000,000																												$ 166,400,000		$ 103,200,000	$ 93,500,000

[1]	See "Affiliated Financing Agreements" in the Related Party Transactions Note to these Condensed Consolidated Financial Statements.
[2]	See the "Affiliated Financing Agreements" in the Related Party Transactions note to these Consolidated Financial Statements.
[3]	See the "Credit Facilities" section of this note for information on the Term Loan Agreement of the Senior Credit Facility.
[4]	On May 21, 2013, the outstanding loan balance was repaid.
[5]	Excludes current portion of long-term debt.